Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Capital Leases Included In Property, Plant And Equipment

	December 31,
	2010	2011
Machinery and equipment	3,644	3,953
Furniture and fixtures	359	389

	4,003	4,342
Less accumulated depreciation	(3,211)	(4,075)

	792	267

Schedule Of Minimum Rental Commitments Under Capital Leases And Operating Leases

	Capital leases	Operating leases
2012	142	21,933
2013	—	16,591
2014	—	11,361
2015	—	8,903
2016	—	8,040
Years thereafter	—	11,817

Total	142	78,645
Less amount representing interest	(1)

Present value of net minimum lease payments	141